Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) Country	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Significant Accounting Policies [Line Items]
Number of Countries in which Entity Operates | Country	120
Cost of inventories determined by LIFO method	$ 6,300,000	$ 6,500,000
Cost of inventories determined by LIFO method, amount of increase if FIFO method was used	6,100,000	5,900,000
Foreign currency translation adjustments recorded in AOCI net of tax effects	354,138,000	(88,931,000)	$ (93,775,000)
Net exchange gains(losses)	(1,300,000)	(9,000,000)		$ 2,700,000
Precious metal content of sales	129,943,000	179,042,000	213,731,000
R&D costs included in selling, general and administrative expenses	80,800,000	85,100,000		$ 85,400,000
Accumulated Translation Adjustment
Significant Accounting Policies [Line Items]
Foreign currency translation adjustments recorded in AOCI net of tax effects	(366,900,000.0)	(72,200,000.0)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Significant Accounting Policies [Line Items]
Foreign currency translation adjustments recorded in AOCI net of tax effects	13,500,000	14,500,000
Precious Metal Content
Significant Accounting Policies [Line Items]
Precious metal content of sales	$ 129,900,000	$ 179,100,000	$ 213,700,000
Dental Products
Significant Accounting Policies [Line Items]
Percentage of sales, professional dental products	88.00%	88.00%	89.00%
Building
Significant Accounting Policies [Line Items]
Estimated useful life (in years)	P40Y
Trade Accounts Receivable
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 8,800,000	$ 14,200,000
Allowance for Doubtful Accounts Receivable, Write-offs	2,400,000	2,500,000
Provision for doubtful accounts	$ 1,700,000	$ 2,900,000
Maximum [Member] | Machinery and equipment
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member] | Machinery and equipment
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	4 years